LEASE LIABILITY (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE LIABILITY
Lease liability at beginning of period	$ 2,634	$ 1,466
Recognition of liability	93
Lease payments	(1,573)	(1,531)
Accretion - G&A	90	92
Accretion - E&E	68	60
Lease liability at end of period	1,312	2,634
Lease liability
Current portion of lease liability	494	1,329
Long-term lease liability	818	1,305
Total lease liability	1,312	2,634
Adoption of IFRS 16
LEASE LIABILITY
Recognition of liability		2,547
Office
LEASE LIABILITY
Lease liability at beginning of period	1,274	1,466
Recognition of liability	93
Lease payments	(326)	(309)
Accretion - G&A	89	92
Accretion - E&E	14
Lease liability at end of period	1,144	1,274
Lease liability
Current portion of lease liability	326	301
Long-term lease liability	818	973
Total lease liability	1,144	1,274
Office | Adoption of IFRS 16
LEASE LIABILITY
Recognition of liability		25
Equipment
LEASE LIABILITY
Lease liability at beginning of period	1,360
Lease payments	(1,247)	(1,222)
Accretion - G&A	1
Accretion - E&E	54	60
Lease liability at end of period	168	1,360
Lease liability
Current portion of lease liability	168	1,028
Long-term lease liability		332
Total lease liability	$ 168	1,360
Equipment | Adoption of IFRS 16
LEASE LIABILITY
Recognition of liability		$ 2,522